GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION
NOTE 19:     GEOGRAPHIC INFORMATION

The Company operates as one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the Chief Operating Decision Maker, who is the Chief Executive Officer, in deciding how to allocate resources and assessing performance. Over the past few years, the Company has completed several acquisitions. These acquisitions have allowed the Company to expand its offerings, presence and reach in various markets. While the Company has offerings in multiple enterprise markets, the Company’s business operates in one segment which is the High Impact Advertising solutions, and the Company’s Chief Operating Decision Maker evaluates the Company’s financial information and resources and assesses the performance of these resources on a consolidated basis.

The following table presents the total revenues for the years ended December 31, 2019, 2018 and 2017, allocated to the geographic areas in which they were generated:

	Year ended December 31,
	2019	2018	2017

North America (mainly U.S.)	$195,903	$197,440	$213,471
Europe	50,669	46,858	48,146
Other	14,878	8,547	12,369

	$261,450	$252,845	$273,986

The total revenues are attributed to geographic areas based on the location of the end-users.

The following table presents the locations of the Company’s property and equipment as of December 31, 2019 and 2018:

	December 31,
	2019	2018

Israel	$7,873	$11,193
U.S.	2,545	3,997
Europe	500	459

	$10,918	$15,649